Schedule of related party transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Related Party Transaction [Line Items]
Share-based compensation				$ 57,340
Related Party [Member]
Related Party Transaction [Line Items]
Salaries, Wages and benefits	$ 320,630	$ 364,450	776,278	522,916
Share-based compensation				$ 28,989